UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY
Investment Company Act file number 811-21410
 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Weitz Investment Management, Inc.
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980
 Date of fiscal year end: March 31
Date of reporting period: June 30, 2017
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments
June 30, 2017

Common Stocks - 83.2%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	17.8
Liberty Broadband Corp. - Series C*		725,000	62,893,750
Liberty Global Group - Class C* (c)		1,370,000	42,716,600
Comcast Corp. - Class A		550,000	21,406,000
Liberty SiriusXM Group - Series C*		460,000	19,182,000

Internet & Direct Marketing Retail	4.3
QVC Group - Series A*		1,000,000	24,540,000
Amazon.com, Inc.*		11,500	11,132,000

Movies & Entertainment	3.6
Twenty-First Century Fox, Inc. - Class A		1,030,000	29,190,200

Multiline Retail	2.6
Dollar Tree, Inc.*		300,000	20,976,000
	28.3		232,036,550

Information Technology
IT Services	8.9
Mastercard Inc. - Class A		278,000	33,763,100
Visa Inc. - Class A		215,000	20,162,700
Accenture plc - Class A(c)		150,000	18,552,000

Internet Software & Services	4.3
Alphabet, Inc. - Class C*		38,563	35,043,355

Software	3.9
Oracle Corp.		635,000	31,838,900
	17.1		139,360,055

Health Care
Pharmaceuticals	5.5
Allergan plc(c)		186,000	45,214,740

Health Care Services	4.4
Laboratory Corp. of America Holdings*		232,000	35,760,480

Life Sciences Tools & Services	2.5
Thermo Fisher Scientific Inc.		118,000	20,587,460
	12.4		101,562,680

Financials
Diversified Financial Services	7.4
Berkshire Hathaway Inc. - Class B*		360,000	60,973,200

Insurance Brokers	2.9
Aon plc - Class A(c)		180,000	23,931,000

Diversified Banks	2.0
Wells Fargo & Co.		295,000	16,345,950
	12.3		101,250,150

Materials
Industrial Gases	2.9
Praxair, Inc.		180,000	23,859,000

Fertilizers & Agricultural Chemicals	2.5
Monsanto Co.		175,000	20,713,000
	5.4		44,572,000

		$ Principal
	% of Net	Amount or
Energy	Assets	Shares	$ Value
Oil & Gas Exploration & Production	2.2
Pioneer Natural Resources Co.		68,000	10,851,440
Range Resources Corp.		325,000	7,530,250

Oil & Gas Equipment & Services	0.7
Halliburton Co.		125,000	5,338,750
	2.9		23,720,440

Consumer Staples
Beverages	1.7
Diageo plc - Sponsored ADR(c)		115,000	13,780,450

Food & Staples Retailing	1.1
CVS Health Corp.		110,000	8,850,600
	2.8		22,631,050

Industrials
Air Freight & Logistics	2.0
United Parcel Service, Inc. - Class B		145,000	16,035,550
Total Common Stocks (Cost $415,280,092)			681,168,475

Cash Equivalents - 16.9%

U.S. Treasury Bills, 0.81% to 1.05%, 7/20/17 to 10/12/17(a)		135,000,000	134,821,765

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.88%(b)		3,770,399	3,770,399
Total Cash Equivalents (Cost $138,592,578)			138,592,164
Total Investments in Securities (Cost $553,872,670)			819,760,639
Other Liabilities in Excess of Other Assets - (0.1%)			(1,155,600)
Net Assets - 100%			818,605,039
Net Asset Value Per Share - Investor Class			41.37
Net Asset Value Per Share - Institutional Class			41.64

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2017.
(c) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

PARTNERS VALUE FUND

Schedule of Investments
June 30, 2017

Common Stocks - 79.0%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	20.7
Liberty Broadband Corp.*
Series A		165,000	14,155,350
Series C		550,000	47,712,500
Liberty Global Group - Class C* (c)		1,550,000	48,329,000
Liberty SiriusXM Group*
Series A		120,000	5,037,600
Series C		450,000	18,765,000
LiLAC Group - Class C* (c)		725,000	15,522,250

Internet & Direct Marketing Retail	3.9
QVC Group - Series A*		1,150,000	28,221,000

Movies & Entertainment	3.2
Twenty-First Century Fox, Inc. - Class A		815,000	23,097,100

Broadcasting	2.4
Discovery Communications, Inc. - Class C*		700,000	17,647,000
	30.2		218,486,800

Information Technology
IT Services	6.3
Visa Inc. - Class A		295,000	27,665,100
Mastercard, Inc. - Class A		130,000	15,788,500
DXC Technology Co.		25,000	1,918,000

Internet Software & Services	3.3
Alphabet, Inc. - Class C*		26,000	23,626,980

Software	2.9
Oracle Corp.		425,000	21,309,500

Electronic Equipment, Instruments & Components	2.3
FLIR Systems, Inc.		475,000	16,463,500

Semiconductors & Semiconductor Equipment	2.1
Texas Instruments, Inc.		200,000	15,386,000
	16.9		122,157,580

Financials
Diversified Financial Services	7.4
Berkshire Hathaway Inc. - Class B*		315,000	53,351,550

Mortgage REITs	3.1
Redwood Trust, Inc.		1,302,700	22,198,008

Insurance Brokers	2.9
Aon plc - Class A(c)		160,000	21,272,000

Diversified Banks	2.0
Wells Fargo & Co.		265,000	14,683,650
	15.4		111,505,208

Health Care
Pharmaceuticals	4.7
Allergan plc(c)		140,000	34,032,600

Health Care Services	4.3
Laboratory Corp. of America Holdings*		200,000	30,828,000
	9.0		64,860,600
		$ Principal
	% of Net	Amount
Industrials	Assets	or Shares	$ Value
Machinery	5.4
Colfax Corp.*		600,000	23,622,000
Allison Transmission Holdings, Inc.		400,000	15,004,000
	5.4		38,626,000

Energy
Oil & Gas Exploration & Production	2.1
Range Resources Corp.		375,000	8,688,750
Pioneer Natural Resources Co.		40,000	6,383,200
	2.1		15,071,950
Total Common Stocks (Cost $346,615,189)			570,708,138

Cash Equivalents - 21.3%

U.S. Treasury Bills, 0.81% to 1.05%, 7/06/17 to 10/12/17(a)		148,000,000	147,825,434

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.88%(b)		6,191,811	6,191,811
Total Cash Equivalents (Cost $154,018,624)			154,017,245
Total Investments in Securities (Cost $500,633,813)			724,725,383
Other Liabilities in Excess of Other Assets - (0.3%)			(1,911,977)
Net Assets - 100%			722,813,406
Net Asset Value Per Share - Investor Class			31.01
Net Asset Value Per Share - Institutional Class			31.22

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2017.
(c) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
June 30, 2017

Common Stocks - 86.4%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	23.9
Liberty Broadband Corp.* (c)
Series A		135,000	11,581,650
Series C		650,000	56,387,500
Liberty Global Group - Class C* (c) (d)		1,700,000	53,006,000
Liberty SiriusXM Group* (c)
Series A		200,000	8,396,000
Series C		600,000	25,020,000
LiLAC Group - Class C* (c) (d)		500,000	10,705,000

Internet & Direct Marketing Retail	8.2
Liberty Ventures Group - Series A* (c)		600,000	31,374,000
QVC Group - Series A* (c)		800,000	19,632,000
Liberty Expedia Holdings, Inc. - Series A* (c)		100,000	5,402,000

Broadcasting	1.8
Discovery Communications, Inc. - Class C*		500,000	12,605,000

Movies & Entertainment	1.6
Liberty Formula One Group* (c)
Series A		50,000	1,751,500
Series C		150,000	5,493,000
Liberty Braves Group* (c)
Series A		20,000	477,800
Series C		140,000	3,355,800
	35.5		245,187,250

Information Technology
IT Services	8.6
Mastercard Inc. - Class A(c)		300,000	36,435,000
Visa Inc. - Class A		225,000	21,100,500
DXC Technology Co.		25,000	1,918,000

Internet Software & Services	5.1
Alphabet, Inc. - Class C* (c)		27,000	24,535,710
XO Group, Inc.*		420,000	7,400,400
CommerceHub, Inc.* (c)
Series A		67,000	1,167,140
Series C		134,000	2,336,960

Semiconductors & Semiconductor Equipment	3.3
Texas Instruments, Inc.(c)		300,000	23,079,000

Application Software	1.2
Intelligent Systems Corp.* # †		2,270,000	8,115,250
	18.2		126,087,960

Financials
Diversified Financial Services	9.8
Berkshire Hathaway Inc. - Class B* (c)		400,000	67,748,000

Mortgage REITs	3.9
Redwood Trust, Inc.(c)		1,600,000	27,264,000

Diversified Banks	2.0
Wells Fargo & Co.(c)		250,000	13,852,500
	15.7		108,864,500
		$ Principal
	% of Net	Amount
Health Care	Assets	or Shares	$ Value
Pharmaceuticals	4.6
Allergan plc(d)		130,000	31,601,700

Health Care Services	4.5
Laboratory Corp. of America Holdings* (c)		200,000	30,828,000
	9.1		62,429,700

Industrials
Machinery	4.6
Colfax Corp.* (c)		800,000	31,496,000

Aerospace & Defense	3.3
Wesco Aircraft Holdings, Inc.*		2,100,000	22,785,000
	7.9		54,281,000
Total Common Stocks (Cost $341,502,963)			596,850,410

Cash Equivalents - 12.8%

U.S. Treasury Bills, 0.81% to 1.05%, 7/06/17 to 10/12/17(a)		70,000,000	69,887,905

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.88%(b)		18,525,594	18,525,594
Total Cash Equivalents (Cost $88,416,247)			88,413,499
Total Investments in Securities (Cost $429,919,210)			685,263,909
Due From Broker(c) - 32.7%			225,561,487
Securities Sold Short - (31.6%)			(217,904,000)
Other Liabilities in Excess of Other Assets - (0.3%)			(2,229,394)
Net Assets - 100%			690,692,002
Net Asset Value Per Share - Investor Class			14.32
Net Asset Value Per Share - Institutional Class			14.66

Securities Sold Short - (31.6%)

Ishares Russell 2000 Fund		200,000	(28,184,000)
PowerShares QQQ Trust, Series 1		500,000	(68,820,000)
SPDR S&P 500 ETF Trust		500,000	(120,900,000)
Total Securities Sold Short (proceeds $182,955,326)			(217,904,000)

* Non-income producing
† Controlled affiliate
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2017.
(c) Fully or partially pledged as collateral on securities sold short.
(d) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

HICKORY FUND

Schedule of Investments
June 30, 2017

Common Stocks - 73.6%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	17.0
Liberty Broadband Corp.*
Series A		50,000	4,289,500
Series C		210,000	18,217,500
Liberty SiriusXM Group*
Series A		90,000	3,778,200
Series C		180,000	7,506,000
Liberty Global Group - Class C* (c)		250,000	7,795,000
LiLAC Group - Class C* (c)		260,074	5,568,184

Internet & Direct Marketing Retail	10.3
QVC Group - Series A*		525,000	12,883,500
Liberty Ventures Group - Series A*		185,000	9,673,650
Liberty Expedia Holdings, Inc. - Series A*		108,000	5,834,160

Movies & Entertainment	6.7
Liberty Formula One Group*
Series A		27,500	963,325
Series C		200,000	7,324,000
Lions Gate Entertainment Corp.* (c)
Class A		125,000	3,527,500
Class B		150,000	3,942,000
Liberty Braves Group*
Series A		11,000	262,790
Series C		105,000	2,516,850

Specialty Retail	3.7
Murphy USA Inc.*		140,000	10,375,400

Advertising	1.9
National CineMedia, Inc.		700,000	5,194,000

Textiles, Apparel & Luxury Goods	0.5
Fossil Group, Inc.*		135,000	1,397,250
	40.1		111,048,809

Industrials
Machinery	6.7
Colfax Corp.*		255,000	10,039,350
Allison Transmission Holdings, Inc.		230,000	8,627,300

Aerospace & Defense	3.3
Wesco Aircraft Holdings, Inc.*		829,586	9,001,008
	10.0		27,667,658

Information Technology
Internet Software & Services	2.6
XO Group, Inc.*		322,917	5,689,798
CommerceHub, Inc.*
Series A		27,000	470,340
Series C		54,000	941,760

Electronic Equipment, Instruments & Components	2.4
FLIR Systems, Inc.		190,000	6,585,400

Software	1.2
ACI Worldwide, Inc.*		146,917	3,286,533
	6.2		16,973,831
		$ Principal
	% of Net	Amount
Health Care	Assets	or Shares	$ Value
Health Care Services	4.7
Laboratory Corp. of America Holdings*		85,000	13,101,900

Financials
Mortgage REITs	3.9
Redwood Trust, Inc.		635,000	10,820,400

Telecommunication Services
Diversified Telecommunication Services	3.6
LICT Corp.* #		1,005	10,075,125

Real Estate
Equity REITs	2.9
Equity Commonwealth*		250,000	7,900,000

Materials
Metals & Mining	1.5
Compass Minerals International, Inc.		65,000	4,244,500

Energy
Oil & Gas Exploration & Production	0.7
Range Resources Corp.		80,000	1,853,600
Total Common Stocks (Cost $114,476,668)			203,685,823

Cash Equivalents - 26.7%

U.S. Treasury Bills, 0.81% to 1.05%, 7/20/17 to 10/12/17(a)		68,000,000	67,901,397

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.88(b)		6,145,900	6,145,900
Total Cash Equivalents (Cost $74,048,002)			74,047,297
Total Investments in Securities (Cost $188,524,670)			277,733,120
Other Liabilities in Excess of Other Assets - (0.3%)			(795,769)
Net Assets - 100%			276,937,351
Net Asset Value Per Share			54.36

* Non-income producing
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2017.
(c) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

BALANCED FUND

Schedule of Investments
June 30, 2017

Common Stocks - 46.3%
	% of Net
Information Technology	Assets	Shares	$ Value
IT Services	6.6
Visa Inc. - Class A		38,000	3,563,640
Mastercard Inc. - Class A		20,000	2,429,000
Accenture plc - Class A(e)		15,000	1,855,200

Software	3.7
Oracle Corp.		55,000	2,757,700
Guidewire Software, Inc.*		25,000	1,717,750

Internet Software & Services	1.7
Alphabet, Inc. - Class C*		2,300	2,090,079

Electronic Equipment, Instruments & Components	1.5
FLIR Systems, Inc.		50,000	1,733,000

Semiconductors & Semiconductor Equipment	1.4
Texas Instruments, Inc.		22,500	1,730,925
	14.9		17,877,294

Health Care
Health Care Services	3.6
Laboratory Corp. of America Holdings*		28,000	4,315,920

Pharmaceuticals	2.4
Allergan plc(e)		12,000	2,917,080

Life Sciences Tools & Services	1.8
Thermo Fisher Scientific Inc.		12,000	2,093,640
	7.8		9,326,640

Consumer Discretionary
Cable & Satellite	5.3
Liberty Broadband Corp. - Series C*		28,000	2,429,000
Comcast Corp. - Class A		55,000	2,140,600
Liberty Global Group - Class C* (e)		55,000	1,714,900

Internet & Direct Marketing Retail	1.2
QVC Group - Series A*		60,000	1,472,400

Specialty Retail	0.8
Murphy USA Inc.*		12,896	955,723
	7.3		8,712,623

Financials
Diversified Financial Services	3.2
Berkshire Hathaway Inc. - Class B*		22,500	3,810,825

Insurance Brokers	2.3
Aon plc - Class A(e)		13,500	1,794,825
Willis Towers Watson plc(e)		7,000	1,018,220

Mortgage REITs	1.3
Redwood Trust, Inc.		90,000	1,533,600
	6.8		8,157,470

Materials
Industrial Gases	2.2
Praxair, Inc.		20,000	2,651,000

Fertilizers & Agricultural Chemicals	2.0
Monsanto Co.		20,000	2,367,200

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Metals & Mining	1.1
Compass Minerals International, Inc.		20,000	1,306,000
	5.3		6,324,200

Consumer Staples
Beverages	3.2
Diageo plc - Sponsored ADR(e)		16,000	1,917,280
Anheuser-Busch InBev SA/NV - Sponsored ADR(e)		17,000	1,876,120
	3.2		3,793,400

Industrials
Air Freight & Logistics	1.0
United Parcel Service, Inc. - Class B		11,000	1,216,490
Total Common Stocks (Cost $37,895,914)			55,408,117

Corporate Bonds - 19.2%

Allergan Capital SARL 2.35% 3/12/18(e)		500,000	502,180

American Express Credit Corp. 8.125% 5/20/19		500,000	555,869

Anheuser-Busch InBev Finance Inc. 1.9% 2/01/19		500,000	501,327

Apple Inc. 1.55% 2/08/19		1,000,000	999,976

Bank of America Corp.
1.7% 8/25/17		650,000	650,304
2.25% 4/21/20		1,000,000	1,001,009

Berkshire Hathaway Inc. (Finance Corp.)
1.45% 3/07/18		100,000	100,051
2.0% 8/15/18		500,000	502,501
1.7% 3/15/19		100,000	100,266
4.25% 1/15/21		300,000	323,097

Diageo Capital plc 4.85% 5/15/18(e)		300,000	307,817

Ecolab, Inc. 1.45% 12/08/17		150,000	149,924

Equity Commonwealth 6.65% 1/15/18		250,000	250,301

First Republic Bank 2.375% 6/17/19		938,000	943,528

Ford Motor Credit Co. LLC 2.24% 6/15/18		500,000	501,339

Fortive Corp. 1.8% 6/15/19		500,000	496,671

Goldman Sachs Group, Inc.
2.9% 7/19/18		500,000	505,813
2.6% 12/27/20		500,000	502,930

JPMorgan Chase & Co.
2.0% 8/15/17		2,000,000	2,001,464
1.7% 3/01/18		500,000	500,220
1.771% 3/09/21 Floating Rate		750,000	750,270

Laboratory Corp. of America Holdings 2.2% 8/23/17		500,000	500,360

Markel Corp.
7.125% 9/30/19		1,014,000	1,121,357
4.9% 7/01/22		410,000	447,754
3.625% 3/30/23		500,000	516,150

	$ Principal
	Amount	$ Value
Marriott International, Inc. 3.0% 3/01/19	500,000	507,834

Moody's Corp. 2.75% 7/15/19	559,000	567,009

QUALCOMM Inc. 1.85% 5/20/19	500,000	501,298

Roper Technologies, Inc. 2.05% 10/01/18	1,000,000	1,002,290

Sherwin-Williams Co. 1.35% 12/15/17	500,000	499,306

U.S. Bancorp 2.35% 1/29/21	1,000,000	1,005,366

Valmont Industries 6.625% 4/20/20	1,000,000	1,105,324

Wells Fargo & Co.
1.4% 9/08/17	500,000	500,044
4.6% 4/01/21	1,250,000	1,348,019

WM Wrigley Jr. Co.(d)
2.0% 10/20/17	200,000	200,368
2.4% 10/21/18	1,000,000	1,007,074
Total Corporate Bonds (Cost $22,946,989)		22,976,410

Corporate Convertible Bonds - 0.9%

Redwood Trust, Inc. 5.625% 11/15/19 (Cost $997,119)	1,000,000	1,051,250

Mortgage-Backed Securities - 1.8%(c)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 2025 (2.7 years)	91,459	96,535

Pass-Through Securities
J14649 — 3.5% 2026 (3.1 years)	132,814	138,451
E02948 — 3.5% 2026 (3.1 years)	220,603	230,423
J16663 — 3.5% 2026 (3.2 years)	133,065	138,711
		604,120

Federal National Mortgage Association
Collateralized Mortgage Obligations
2002-91 CL QG — 5.0% 2018 (0.3 years)	6,479	6,571
2003-9 CL DB — 5.0% 2018 (0.3 years)	9,519	9,566

Pass-Through Securities
MA0464 — 3.5% 2020 (1.2 years)	96,001	99,967
AR8198 — 2.5% 2023 (2.2 years)	200,454	202,837
MA1502 — 2.5% 2023 (2.4 years)	168,124	170,117
995755 — 4.5% 2024 (2.4 years)	21,714	22,913
AB1769 — 3.0% 2025 (3.1 years)	119,572	123,067
AB3902 — 3.0% 2026 (3.5 years)	217,532	223,910
AK3264 — 3.0% 2027 (3.5 years)	171,608	176,646
		1,035,594

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.5 years)	220,205	227,110

Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)
2014-5 CL A1 — 3.0% 2029 (5.3 years)(d)	291,171	294,606
	$ Principal
	Amount
	or Shares	$ Value
Sequoia Mortgage Trust (SEMT)
2012-1 CL 1A1 — 2.865% 2042 (0.8 years)	40,759	41,360
		335,966
Total Mortgage-Backed Securities (Cost $2,145,291)		2,202,790

U.S. Treasury Notes - 21.7%

U.S. Treasury Notes
0.625% 8/31/17	2,000,000	1,998,870
0.625% 11/30/17	3,000,000	2,993,934
0.75% 2/28/18	2,000,000	1,993,906
1.0% 5/31/18	2,000,000	1,995,040
1.5% 8/31/18	2,000,000	2,004,102
0.875% 10/15/18	2,000,000	1,988,672
1.25% 11/30/18	2,000,000	1,997,734
1.375% 8/31/20	1,000,000	993,027
2.0% 11/30/20	2,000,000	2,023,594
1.375% 5/31/21	1,000,000	986,230
1.125% 8/31/21	1,000,000	973,730
1.875% 11/30/21	2,000,000	2,005,312
1.75% 5/15/22	2,000,000	1,989,024
1.75% 5/15/23	2,000,000	1,970,234
Total U.S. Treasury Notes (Cost $25,901,666)		25,913,409

Cash Equivalents - 10.0%

U.S. Treasury Bills, 0.81% to 0.96%, 7/20/17 to 9/14/17(a)	11,000,000	10,985,978

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.88%(b)	918,916	918,916
Total Cash Equivalents (Cost $11,905,637)		11,904,894
Total Investments in Securities (Cost $101,792,616)		119,456,870
Other Assets Less Other Liabilities — 0.1%		146,151
Net Assets - 100%		119,603,021
Net Asset Value Per Share		13.82

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2017.
(c) Number of years indicated represents estimated average life.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

CORE PLUS INCOME FUND

Schedule of Investments
June 30, 2017

Corporate Bonds - 25.8%	$ Principal
	Amount	$ Value
American Express Credit Corp. 2.25% 8/15/19	150,000	151,482

Anheuser-Busch InBev Finance Inc. 3.3% 2/01/23	200,000	206,175

Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	55,000	54,996

Bank of America Corp. 2.25% 4/21/20	300,000	300,303

Berkshire Hathaway Inc.
2.1% 8/14/19	250,000	251,997
Finance Corp.
4.25% 1/15/21	500,000	538,495
3.0% 5/15/22	200,000	206,440

Boardwalk Pipelines LLC 5.75% 9/15/19	170,000	181,136

Boston Properties LP 3.125% 9/01/23	555,000	562,548

Calumet Specialty Products Partners LP
11.5% 1/15/21(c)	130,000	150,800
6.5% 4/15/21	200,000	174,000

CONSOL Energy, Inc. 5.875% 4/15/22	92,000	90,850

D.R. Horton, Inc. 3.625% 2/15/18	200,000	201,262

Dominion Resources, Inc. 2.962% 7/01/19	100,000	101,548

Donnelley Financial Solutions, Inc. 8.25% 10/15/24	108,000	114,750

Equity Commonwealth
6.65% 1/15/18	85,000	85,102
5.875% 9/15/20	1,019,000	1,090,359

Express Scripts Holding Co. 7.25% 6/15/19	250,000	273,278

FLIR Systems, Inc. 3.125% 6/15/21	400,000	403,514

Goldman Sachs Group, Inc. 2.37178% 4/30/18 Floating Rate	137,000	138,061

JPMorgan Chase & Co.
4.25% 10/15/20	200,000	212,457
1.771% 3/09/21 Floating Rate	150,000	150,054

JPMorgan Chase Bank NA 6.0% 7/05/17	375,000	375,000

Markel Corp.
7.125% 9/30/19	125,000	138,234
4.9% 7/01/22	250,000	273,021
3.625% 3/30/23	200,000	206,460

MPLX LP 4.875% 6/01/25	190,000	201,815

NGL Energy Partners LP 5.125% 7/15/19	320,000	319,200

NXP BV 4.625% 6/01/23(c) (d)	100,000	108,125

Range Resources Corp. 5.0% 8/15/22(c)	301,000	297,237

Regency Energy Partners LP 6.5% 7/15/21	500,000	512,500

Sprint Spectrum Co. LLC 3.36% 3/20/23(c) (e)	250,000	252,812
	$ Principal
	Amount	$ Value
TC PipeLines LP
4.65% 6/15/21	160,000	169,148
4.375% 3/13/25	45,000	46,973

Valmont Industries, Inc. 6.625% 4/20/20	500,000	552,662

Vornado Realty LP 2.5% 6/30/19	530,000	534,454

Wells Fargo & Co.
4.6% 4/01/21	400,000	431,366
2.1% 7/26/21	200,000	197,444
Total Corporate Bonds (Cost $10,118,360)		10,256,058

Corporate Convertible Bonds - 1.6%

Redwood Trust, Inc.
4.625% 4/15/18	475,000	483,313
5.625% 11/15/19	150,000	157,687
Total Corporate Convertible Bonds (Cost $624,953)		641,000

Asset-Backed Securities - 21.6%(b)

AmeriCredit Automobile Receivables Trust (AMCAR)
2015-2 CL D — 3.0% 2021 (1.7 years)	110,000	111,119

Ascentium Equipment Receivables Trust (ACER)
2015-2A CL B — 2.62% 2019 (1.0 years)(c)	114,000	114,691

CarMax Auto Owner Trust (CARMX)
2013-2 CL D — 2.06% 2019 (0.0 years)	250,000	250,027
2017-2 CL A1 — 1.1% 2018 (0.2 years)	203,718	203,722

Chrysler Capital Auto Receivables Trust (CCART)
2013-AA CL C — 2.28% 2019 (0.4 years)(c)	280,000	280,802
2014-BA CL D — 3.44% 2021 (1.3 years)(c)	108,000	108,997

Commercial Credit Group Receivables Trust (CCG)
2017-1 CL A1 — 1.35% 2018 (0.3 years)(c)	250,000	250,011

Conn Funding II, LP (CONN)
2017-A CL A — 2.73% 2020 (0.3 years)(c)	292,171	292,586

Credit Acceptance Auto Loan Trust (CAALT)
2015-2A CL C — 3.76% 2024 (1.4 years)(c)	250,000	253,103

DT Auto Owner Trust (DTAOT)
2016-2A CL A — 1.73% 2019 (0.1 years)(c)	23,697	23,699
2015-3A CL B — 2.46% 2019 (0.2 years)(c)	50,780	50,857
2014-3A CL C — 3.04% 2020 (0.2 years)(c)	66,550	66,780
2016-1A CL C — 3.54% 2021 (0.8 years)(c)	215,000	216,786
2016-3A CL C — 3.15% 2022 (1.5 years)(c)	120,000	120,793

Enterprise Fleet Financing LLC (EFF)
2017-2 CL A2 — 1.97% 2023 (2.1 years)(c)	350,000	349,982

Exeter Automobile Receivables Trust (EART)
2016-3A CL A — 1.84% 2020 (0.6 years)(c)	118,030	117,777
2016-3A CL B — 2.84% 2021 (1.5 years)(c)	226,000	227,167
2016-2A CL C — 5.96% 2022 (1.8 years)(c)	480,000	504,270

Flagship Credit Auto Trust (FCAT)
2014-2 CL C — 3.95% 2020 (1.3 years)(c)	260,000	262,950

	$ Principal
	Amount	$ Value
GM Financial Automobile Leasing Trust (GMALT)
2015-2 CL C — 2.99% 2019 (1.0 years)	150,000	151,224

GM Financial Consumer Automobile Receivables Trust (GMCAR)
2017-1A CL A1 — 1.1% 2018 (0.2 years)(c)	184,810	184,814

Honor Automobile Trust Securitization (HATS)
2016-1A CL A — 2.94% 2019 (0.7 years)(c)	150,564	151,108

Marlette Funding Trust (MFT)
2016-1A CL A — 3.06% 2023 (0.5 years)(c)	179,620	180,456
2017-1A CL A — 2.827% 2024 (0.8 years)(c)	321,641	322,873
2016-1A CL B — 4.78% 2023 (1.4 years)(c)	500,000	511,809
2017-1A CL B — 4.114% 2024 (2.0 years)(c)	350,000	356,609

Mercedes-Benz Auto Lease Trust (MBALT)
2017-A CL A1 — 1.15% 2018 (0.2 years)	231,149	231,154

OneMain Direct Auto Receivables Trust (ODART)
2016-1A CL A — 2.04% 2021 (0.5 years)(c)	135,010	135,178
2016-1A CL B — 2.76% 2021 (1.2 years)(c)	250,000	250,526
2016-1A CL C — 4.58% 2021 (1.5 years)(c)	350,000	355,550

OneMain Financial Issuance Trust (OMFIT)
2014-2A CL D — 5.31% 2024 (1.7 years)(c)	100,000	100,901

Prestige Auto Receivables Trust (PART)
2014-1A CL A3 — 1.52% 2020 (0.1 years)(c)	115,693	115,679
2016-1A CL A2 — 1.78% 2019 (0.3 years)(c)	71,072	71,117

Santander Drive Auto Receivables Trust (SDART)
2017-2 CL A1 — 1.3% 2018 (0.2 years)	285,175	285,143
2014-1 CL D — 2.91% 2020 (0.9 years)	388,000	391,715
2014-5 CL D — 3.21% 2021 (1.6 years)	80,000	81,370

SoFi Consumer Loan Program LLC (SCLP)
2016-2 CL A — 3.09% 2025 (1.3 years)(c)	570,559	576,018
2016-3 CL A — 3.05% 2025 (1.4 years)(c)	145,668	147,095
2017-1 CL A — 3.28% 2026 (1.6 years)(c)	83,907	85,036

Westlake Automobile Receivables Trust (WLAKE)
2017-1A CL C — 2.7% 2022 (2.1 years)(c)	117,000	117,420
Total Asset-Backed Securities (Cost $8,581,322)		8,608,914

Commercial Mortgage-Backed Securities - 2.5%(b)

FORT CRE LLC (FCRE)
2016-1A CL A2 — 3.21389% 2036 Floating Rate (1.0 years)(c)	200,000	201,132

Resource Capital Corp. LTD (RSO)
2014-CRE2 CL A — 2.22167% 2032 Floating Rate (0.0 years)(c)	62,534	62,528

Rialto Real Estate Fund II LP (RIAL)
2015-LT7 CL A — 3.0% 2032 (0.0 years)(c)	3,779	3,779

VSD LLC (VSD)
2017-PLT1 CL A — 3.6% 2043 (1.0 years)(c)	357,696	357,960

Wells Fargo Commercial Mortgage Trust (WFCM)
2014-TISH CL WTS1 — 3.40889% 2027 Floating Rate (0.6 years)(c)	352,000	361,363
Total Commercial Mortgage-Backed Securities (Cost $968,976)		986,762
Mortgage-Backed Securities - 1.2%(b)	$ Principal
	Amount
Federal National Mortgage Association	or Shares	$ Value
Pass-Through Securities
932836 — 3.0% 2025 (3.2 years)	105,941	109,023

Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)
2016-3 CL 2A1 — 3.0% 2046 (4.2 years)(c)	357,901	362,615
Total Mortgage-Backed Securities (Cost $473,991)		471,638

Taxable Municipal Bonds - 1.1%

Alderwood Water and Wastewater District, Washington, Water & Sewer Revenue,
Series B, 5.15% 12/01/25 (Cost $425,763)	400,000	422,096

U.S. Treasury - 43.4%

U.S. Treasury Notes/Bonds
0.75% 10/31/17	2,000,000	1,997,734
2.0% 11/15/21	300,000	302,549
2.0% 2/15/22	1,160,000	1,168,814
1.75% 2/28/22	200,000	199,164
2.0% 2/15/23	1,075,000	1,075,524
2.75% 11/15/23	810,000	843,096
2.5% 5/15/24	1,000,000	1,024,473
2.0% 5/31/24	600,000	595,089
2.0% 2/15/25	470,000	463,528
2.25% 11/15/25	1,000,000	1,000,293
1.625% 5/15/26	760,000	720,605
1.5% 8/15/26	350,000	327,455
2.0% 11/15/26	1,650,000	1,609,331
2.25% 2/15/27	2,425,000	2,414,580
2.375% 5/15/27	1,750,000	1,765,039
2.5% 2/15/45	895,000	836,790
2.5% 5/15/46	1,000,000	932,032
Total U.S. Treasury (Cost $17,260,692)		17,276,096

Common Stocks - 0.6%

Equity Commonwealth*	4,000	126,400
Redwood Trust, Inc.	7,350	125,244
Total Common Stocks (Cost $183,184)		251,644

Cash Equivalents - 13.3%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.88%(a)	5,295,208	5,295,208
Total Cash Equivalents (Cost $5,295,208)		5,295,208
Total Investments in Securities (Cost $43,932,449)		44,209,416
Other Liabilities in Excess of Other Assets - (11.1%)		(4,427,725)
Net Assets - 100%		39,781,691
Net Asset Value Per Share - Investor Class		10.27
Net Asset Value Per Share - Institutional Class		10.27

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at June 30, 2017.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity.
(e) Annual sinking fund.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

SHORT DURATION INCOME FUND

Schedule of Investments
June 30, 2017

Corporate Bonds - 43.4%	$ Principal
	Amount	$ Value
ACI Worldwide, Inc. 6.375% 8/15/20(c)	250,000	255,625

Allergan Capital SARL 2.35% 3/12/18(d)	14,500,000	14,563,206

American Express Bank FSB 6.0% 9/13/17	8,475,000	8,544,478

American Express Co. 8.125% 5/20/19	4,616,000	5,131,778

American Express Credit Corp. 2.25% 8/15/19	11,042,000	11,151,128

Anheuser-Busch InBev Finance Inc.
2.2% 8/01/18	5,000,000	5,031,805
1.9% 2/01/19	13,000,000	13,034,515
3.3% 2/01/23	4,800,000	4,948,195

Apple Inc. 1.55% 2/08/19	1,000,000	999,976

AT&T Inc. 2.375% 11/27/18	5,368,000	5,407,122

Bank of America Corp.
1.7% 8/25/17	7,187,000	7,190,364
5.75% 12/01/17	3,945,000	4,012,215
2.25% 4/21/20	12,000,000	12,012,108

Berkshire Hathaway Inc.
2.1% 8/14/19	2,750,000	2,771,970
Finance Corp.
1.45% 3/07/18	900,000	900,455
5.4% 5/15/18	5,000,000	5,164,640
2.0% 8/15/18	2,500,000	2,512,505
1.7% 3/15/19	900,000	902,395
1.47539% 1/10/20 Floating Rate	7,000,000	7,037,961
2.9% 10/15/20	3,000,000	3,097,353
4.25% 1/15/21	4,200,000	4,523,354

Boardwalk Pipelines LLC 5.75% 9/15/19	11,008,000	11,729,068

Boston Properties LP
5.875% 10/15/19	11,440,000	12,272,523
3.125% 9/01/23	9,560,000	9,690,016

Calumet Specialty Products Partners LP 11.5% 1/15/21(c)	450,000	522,000

Citigroup Inc. 1.75% 5/01/18	2,872,000	2,871,337

Comcast Corp. 5.15% 3/01/20	3,000,000	3,251,628

D.R. Horton, Inc. 3.625% 2/15/18	1,920,000	1,932,119

DCP Midstream Operating LP 2.5% 12/01/17	13,250,000	13,266,562

Dell Inc. 3.48% 6/01/19(c)	5,000,000	5,119,425

Diageo Capital plc 4.85% 5/15/18(d)	3,941,000	4,043,691

Dominion Resources, Inc. 2.962% 7/01/19	5,900,000	5,991,338

eBay, Inc. 2.2% 8/01/19	3,000,000	3,013,596

Equity Commonwealth
6.65% 1/15/18	2,990,000	2,993,600
5.875% 9/15/20	11,900,000	12,733,333

Expedia, Inc. 7.456% 8/15/18	10,000,000	10,574,970
	$ Principal
	Amount	$ Value
Express Scripts Holding Co.
2.25% 6/15/19	8,955,000	8,989,280
7.25% 6/15/19	5,217,000	5,702,776

Fifth Third Bank 1.625% 9/27/19	2,000,000	1,981,222

First Republic Bank 2.375% 6/17/19	1,000,000	1,005,893

Flir Systems, Inc. 3.125% 6/15/21	2,600,000	2,622,838

Ford Motor Credit Co. LLC
2.145% 1/09/18	2,000,000	2,007,076
2.943% 1/08/19	2,000,000	2,026,510
2.021% 5/03/19	10,000,000	9,989,330
1.897% 8/12/19	1,000,000	992,900

Fortive Corp. 1.8% 6/15/19	750,000	745,006

Goldman Sachs Group, Inc.
6.25% 9/01/17	2,085,000	2,100,510
5.95% 1/18/18	4,000,000	4,089,976
2.37178% 4/30/18 Floating Rate	6,600,000	6,651,104
2.9% 7/19/18	2,500,000	2,529,065
2.03644% 12/13/19 Floating Rate	6,250,000	6,289,144
2.31317% 4/23/20 Floating Rate	5,479,000	5,572,669
2.6% 12/27/20	1,500,000	1,508,790

Graham Holdings Co. 7.25% 2/01/19	8,500,000	9,126,875

Intel Corp. 1.35% 12/15/17	1,000,000	999,825

JPMorgan Chase & Co.
6.3% 4/23/19	2,500,000	2,691,462
1.771% 3/09/21 Floating Rate	1,850,000	1,850,666

JPMorgan Chase Bank, N.A.
6.0% 7/05/17	5,000,000	5,000,000
1.87944% 9/23/19 Floating Rate	12,000,000	12,089,892

Kinder Morgan, Inc. 2.0% 12/01/17	9,065,000	9,070,874

Markel Corp.
7.125% 9/30/19	11,859,000	13,114,572
5.35% 6/01/21	10,000,000	10,973,990
4.9% 7/01/22	3,850,000	4,204,523

McDonald's Corp. 5.35% 3/01/18	4,075,000	4,176,675

McKesson Corp. 1.4% 3/15/18	8,815,000	8,800,367

MetLife Global Funding I
1.875% 6/22/18(c)	1,000,000	1,002,286
1.75% 12/19/18(c)	1,000,000	998,972

NGL Energy Partners LP 5.125% 7/15/19	2,200,000	2,194,500

Omnicom Group, Inc. 6.25% 7/15/19	6,181,000	6,698,393

QUALCOMM Inc. 1.85% 5/20/19	1,500,000	1,503,894

Range Resources Corp. 5.0% 8/15/22(c)	11,876,000	11,727,550

Regency Energy Partners LP 6.5% 7/15/21	19,374,000	19,858,350

	$ Principal
	Amount	$ Value
Republic Services, Inc. 3.8% 5/15/18	5,000,000	5,089,480

Roper Technologies, Inc. 2.05% 10/01/18	3,500,000	3,508,015

Sprint Spectrum Co. LLC 3.36% 3/20/23(c) (e)	4,750,000	4,803,437

Superior Energy Services, Inc. 6.375% 5/01/19	4,900,000	4,875,500

TechnipFMC plc 2.0% 10/01/17(c) (d)	2,000,000	1,999,242

U.S. Bancorp 2.35% 1/29/21	14,000,000	14,075,124

U.S. Bank, N.A. 1.47317% 1/24/20 Floating Rate	7,000,000	7,027,608

Valmont Industries, Inc. 6.625% 4/20/20	2,226,000	2,460,451

VEREIT, Inc. 3.0% 2/06/19	1,870,000	1,889,523

Verizon Communications, Inc. 3.65% 9/14/18	10,000,000	10,224,840

Vornado Realty LP 2.5% 6/30/19	13,390,000	13,502,530

Walt Disney Co. 0.875% 7/12/19	1,000,000	985,473

Wells Fargo & Co.
1.4% 9/08/17	7,144,000	7,144,629
4.6% 4/01/21	5,745,000	6,195,494
2.1% 7/26/21	10,100,000	9,970,932
3.5% 3/08/22	7,900,000	8,211,410

Wells Fargo Bank, N.A. 2.15% 12/06/19	10,000,000	10,050,320
Total Corporate Bonds (Cost $516,345,996)		522,100,117

Corporate Convertible Bonds - 4.0%

Redwood Trust, Inc.
4.625% 4/15/18	32,350,000	32,916,125
5.625% 11/15/19	14,850,000	15,611,062
Total Corporate Convertible Bonds (Cost $47,160,239)		48,527,187

Asset-Backed Securities - 7.8%(b)

AmeriCredit Automobile Receivables Trust (AMCAR)
2013-5 CL D — 2.86% 2019 (0.9 years)	4,055,000	4,090,879

CarMax Auto Owner Trust (CARMX)
2017-1 CL A1 — 0.85% 2018 (0.1 years)	1,785,966	1,785,553
2017-2 CL A1 — 1.1% 2018 (0.2 years)	3,361,352	3,361,417

Commercial Credit Group Receivables Trust (CCG)
2017-1 CL A1 — 1.35% 2018 (0.3 years)(c)	1,000,000	1,000,042

Conn Funding II, LP (CONN)
2017-A CL A — 2.73% 2020 (0.3 years)(c)	1,168,685	1,170,342

CPS Auto Receivables Trust (CPS)
2013-A CL A — 1.31% 2020 (0.6 years)(c)	519,433	518,266

DT Auto Owner Trust (DTAOT)
2016-2A CL A — 1.73% 2019 (0.1 years)(c)	766,216	766,259

Enterprise Fleet Financing LLC (EFF)
2017-2 CL A1 — 1.5% 2018 (0.5 years)(c)	9,000,000	9,000,000

Exeter Automobile Receivables Trust (EART)
2016-3A CL A — 1.84% 2020 (0.6 years)(c)	4,013,018	4,004,434
2016-2A CL C — 5.96% 2022 (1.8 years)(c)	5,100,000	5,357,865
	$ Principal
	Amount	$ Value
First Investors Auto Owner Trust (FIAOT)
2016-1A CL A1 — 1.92% 2020 (0.3 years)(c)	1,727,555	1,728,944

Flagship Credit Auto Trust (FCAT)
2014-2 CL A — 1.43% 2019 (0.1 years)(c)	396,712	396,740

GM Financial Consumer Automobile Receivables Trust (GMCAR)
2017-1A CL A1 — 1.1% 2018 (0.2 years)(c)	3,619,203	3,619,270

Honor Automobile Trust Securitization (HATS)
2016-1A CL A — 2.94% 2019 (0.7 years)(c)	1,806,773	1,813,295

Marlette Funding Trust (MFT)
2017-1A CL A — 2.827% 2024 (0.8 years)(c)	4,824,620	4,843,091
2017-2A CL A — 2.39% 2024 (0.9 years)(c)	5,750,000	5,749,425
2016-1A CL B — 4.78% 2023 (1.4 years)(c)	2,500,000	2,559,044
2017-1A CL B — 4.114% 2024 (2.0 years)(c)	1,650,000	1,681,155

Mercedes-Benz Auto Lease Trust (MBALT)
2017-A CL A1 — 1.15% 2018 (0.2 years)	4,689,014	4,689,125

OneMain Direct Auto Receivables Trust (ODART)
2016-1A CL A — 2.04% 2021 (0.5 years)(c)	2,025,154	2,027,673
2016-1A CL C — 4.58% 2021 (1.5 years)(c)	9,650,000	9,803,034

Prestige Auto Receivables Trust (PART)
2016-1A CL A2 — 1.78% 2019 (0.3 years)(c)	2,665,213	2,666,884

Santander Drive Auto Receivables Trust (SDART)
2017-2 CL A1 — 1.3% 2018 (0.2 years)	6,233,109	6,232,409
2016-3 CL A2 — 1.34% 2019 (0.3 years)	3,625,615	3,624,804
2014-1 CL D — 2.91% 2020 (0.9 years)	2,345,000	2,367,450

SoFi Consumer Loan Program LLC (SCLP)
2016-2 CL A — 3.09% 2025 (1.3 years)(c)	6,911,914	6,978,046
2016-3 CL A — 3.05% 2025 (1.4 years)(c)	1,311,015	1,323,855
2017-1 CL A — 3.28% 2026 (1.6 years)(c)	1,174,697	1,190,504
Total Asset-Backed Securities (Cost $94,108,132)		94,349,805

Commercial Mortgage-Backed Securities - 0.6%(b)

FORT CRE LLC (FCRE)
2016-1A CL A1 — 2.71222% 2036 Floating Rate (0.5 years)(c)	1,586,344	1,592,338

Rialto Real Estate Fund II, LP (RIAL)
2015-LT7 CL A — 3.0% 2032 (0.0 years)(c)	153,679	153,679

VSD LLC (VSD)
2017-PLT1 CL A — 3.6% 2043 (1.0 years)(c)	5,901,982	5,906,332
Total Commercial Mortgage-Backed Securities (Cost $7,642,004)		7,652,349

Mortgage-Backed Securities - 16.4%(b)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3815 CL AD — 4.0% 2025 (0.6 years)	176,417	178,281
3844 CL AG — 4.0% 2025 (0.8 years)	735,789	745,792
4281 CL AG — 2.5% 2028 (2.6 years)	1,792,863	1,801,353
3649 CL BW — 4.0% 2025 (2.7 years)	2,350,501	2,480,940
2952 CL PA — 5.0% 2035 (2.8 years)	612,870	649,763
3620 CL PA — 4.5% 2039 (3.5 years)	1,546,170	1,643,701
3842 CL PH — 4.0% 2041 (4.2 years)	1,580,660	1,671,084
3003 CL LD — 5.0% 2034 (4.3 years)	1,547,241	1,687,543
4107 CL LA — 2.5% 2031 (5.7 years)	6,957,680	6,775,407
4107 CL LW — 1.75% 2027 (8.6 years)	3,920,564	3,611,824
		21,245,688

	$ Principal
	Amount	$ Value
Pass-Through Securities
EO1386 — 5.0% 2018 (0.4 years)	6,068	6,225
G18190 — 5.5% 2022 (1.9 years)	27,089	28,553
G13300 — 4.5% 2023 (2.1 years)	165,119	174,882
G18296 — 4.5% 2024 (2.3 years)	414,868	440,401
G18306 — 4.5% 2024 (2.4 years)	874,375	928,423
G18308 — 4.0% 2024 (2.5 years)	889,484	933,815
G13517 — 4.0% 2024 (2.5 years)	575,798	604,196
J13949 — 3.5% 2025 (3.0 years)	4,870,018	5,105,085
J14649 — 3.5% 2026 (3.1 years)	3,661,883	3,817,280
E02948 — 3.5% 2026 (3.1 years)	8,603,536	8,986,531
E02804 — 3.0% 2025 (3.1 years)	3,100,843	3,187,295
J16663 — 3.5% 2026 (3.2 years)	7,990,218	8,329,292
E03033 — 3.0% 2027 (3.4 years)	4,570,919	4,698,355
E03048 — 3.0% 2027 (3.5 years)	8,677,351	8,919,274
G01818 — 5.0% 2035 (4.4 years)	1,848,848	2,023,092
		48,182,699

Structured Agency Credit Risk Debt Notes
2013-DN1 CL M1 — 4.61611% 2023 Floating Rate (0.6 years)	1,173,877	1,188,329
		70,616,716

Federal National Mortgage Association
Collateralized Mortgage Obligations
2003-9 CL DB — 5.0% 2018 (0.3 years)	19,039	19,133
2011-19 CL KA — 4.0% 2025 (0.3 years)	294,613	295,736
2010-145 CL PA — 4.0% 2024 (1.8 years)	762,239	784,667
2010-54 CL WA — 3.75% 2025 (2.2 years)	1,110,400	1,144,058
		2,243,594
Pass-Through Securities
256982 — 6.0% 2017 (0.2 years)	5,452	5,467
251787 — 6.5% 2018 (0.4 years)	962	1,065
357414 — 4.0% 2018 (0.5 years)	62,997	65,239
254907 — 5.0% 2018 (0.6 years)	30,142	30,879
MA0464 — 3.5% 2020 (1.2 years)	1,513,867	1,576,409
357985 — 4.5% 2020 (1.3 years)	61,371	63,249
888595 — 5.0% 2022 (1.6 years)	146,389	152,434
888439 — 5.5% 2022 (1.7 years)	141,090	148,701
AD0629 — 5.0% 2024 (1.9 years)	528,270	555,693
995960 — 5.0% 2023 (1.9 years)	466,463	490,897
AL0471 — 5.5% 2025 (2.1 years)	2,182,824	2,313,509
995693 — 4.5% 2024 (2.2 years)	866,118	913,210
AR8198 — 2.5% 2023 (2.2 years)	5,872,328	5,942,141
AE0031 — 5.0% 2025 (2.3 years)	835,029	886,126
995692 — 4.5% 2024 (2.3 years)	717,200	756,748
MA1502 — 2.5% 2023 (2.4 years)	4,875,596	4,933,392
995755 — 4.5% 2024 (2.4 years)	1,063,979	1,122,717
890112 — 4.0% 2024 (2.4 years)	576,084	604,102
930667 — 4.5% 2024 (2.5 years)	687,961	725,764
MA0043 — 4.0% 2024 (2.5 years)	468,759	491,647
AA4315 — 4.0% 2024 (2.5 years)	1,179,271	1,236,895
AA5510 — 4.0% 2024 (2.5 years)	273,870	287,161
931739 — 4.0% 2024 (2.6 years)	301,773	316,548
310139 — 3.5% 2025 (2.8 years)	5,914,795	6,159,152
AD7073 — 4.0% 2025 (2.8 years)	931,611	980,684
AH3429 — 3.5% 2026 (3.0 years)	15,819,151	16,503,627
AB1769 — 3.0% 2025 (3.1 years)	2,750,146	2,830,544
AB2251 — 3.0% 2026 (3.2 years)	3,428,404	3,528,689
AB3902 — 3.0% 2026 (3.5 years)	2,222,143	2,287,295
AK3264 — 3.0% 2027 (3.5 years)	5,594,428	5,758,661
AB4482 — 3.0% 2027 (3.6 years)	5,284,255	5,439,578
AL1366 — 2.5% 2027 (3.6 years)	3,936,937	3,984,163
555531 — 5.5% 2033 (4.2 years)	3,611,744	4,056,489
MA0587 — 4.0% 2030 (4.3 years)	5,350,578	5,675,224
725232 — 5.0% 2034 (4.3 years)	324,409	356,014
995112 — 5.5% 2036 (4.4 years)	1,580,256	1,771,137
		82,951,250
		85,194,844
	$ Principal
	Amount
Government National Mortgage Association	or Shares	$ Value
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.5 years)	9,972,128	10,284,848

Non-Government Agency
Collateralized Mortgage Obligations
Citigroup Mortgage Loan Trust, Inc. (CMLTI)
2014-A CL A — 4.0% 2035 (2.2 years)(c)	1,978,792	2,071,486

J.P. Morgan Mortgage Trust (JPMMT)
2014-2 CL 2A2 — 3.5% 2029 (3.2 years)(c)	4,421,675	4,500,087
2016-3 CL 2A1 — 3.0% 2046 (4.2 years)(c)	3,441,219	3,486,542
2014-5 CL A1 — 3.0% 2029 (5.3 years)(c)	8,443,964	8,543,577

Sequoia Mortgage Trust (SEMT)
2012-1 CL 1A1 — 2.865% 2042 (0.8 years)	1,263,522	1,282,166
2013-4 CL A3 — 1.55% 2043 (5.9 years)	7,722,009	7,548,223
2012-4 CL A1 — 3.5% 2042 (8.2 years)	3,886,366	3,944,818

Washington Mutual, Inc. (WAMU)
2003-S7 CL A1 — 4.5% 2018 (0.1 years)	10,085	10,130
		31,387,029
Total Mortgage-Backed Securities (Cost $192,184,748)		197,483,437

Taxable Municipal Bonds - 0.4%

Iowa State University Revenue 5.8% 7/01/22	1,335,000	1,392,512

Kansas Development Finance Authority Revenue, Series 2015H
2.258% 4/15/19	1,000,000	1,006,970
2.608% 4/15/20	500,000	507,295
2.927% 4/15/21	750,000	762,690

Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding 4.788% 6/01/18	1,000,000	1,027,110
Total Taxable Municipal Bonds (Cost $4,585,000)		4,696,577

U.S. Treasury - 25.4%

U.S. Treasury Notes
1.0% 12/15/17	25,000,000	24,984,250
0.75% 12/31/17	30,000,000	29,941,290
0.875% 1/31/18	20,000,000	19,966,120
0.75% 2/28/18	15,000,000	14,954,295
1.375% 6/30/18	25,000,000	25,024,900
0.75% 9/30/18	20,000,000	19,864,060
1.25% 1/31/19	15,000,000	14,975,970
0.875% 5/15/19	25,000,000	24,772,950
1.625% 6/30/19	10,000,000	10,047,070
1.375% 1/31/20	15,000,000	14,961,330
1.375% 8/31/20	10,000,000	9,930,270
2.125% 8/31/20	15,000,000	15,241,995
2.0% 11/30/20	20,000,000	20,235,940
1.125% 2/28/21	15,000,000	14,696,775
1.375% 4/30/21	10,000,000	9,873,630
1.125% 7/31/21	15,000,000	14,620,905
2.0% 7/31/22	12,000,000	12,053,904
2.0% 5/31/24	10,000,000	9,918,160
Total U.S. Treasury (Cost $306,189,220)		306,063,814

Common Stocks - 0.8%

Redwood Trust, Inc. (Cost $5,206,616)	545,000	9,286,800

Cash Equivalents - 1.0%
	Shares	$ Value
State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.88%(a)	12,064,492	12,064,492
Total Cash Equivalents (Cost $12,064,492)		12,064,492
Total Investments in Securities (Cost $1,185,486,447)		1,202,224,578
Other Assets Less Other Liabilities — 0.2%		2,014,924
Net Assets - 100%		1,204,239,502
Net Asset Value Per Share - Investor Class		12.28
Net Asset Value Per Share - Institutional Class		12.30

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at June 30, 2017.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity.
(e) Annual sinking fund.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

ULTRA SHORT GOVERNMENT FUND

Schedule of Investments
June 30, 2017

Corporate Bonds - 12.2%	$ Principal
	Amount
	or Shares	$ Value
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	960,000	959,923
Bank of America Corp. 1.7% 8/25/17	5,000,000	5,002,340
Enterprise Products Partners LP 6.3% 9/15/17	2,000,000	2,017,530
Intel Corp. 1.35% 12/15/17	2,000,000	1,999,650
JPMorgan Chase Bank, N.A. 6.0% 7/05/17	1,200,000	1,200,000
WM Wrigley Jr. Co. 2.0% 10/20/17(b)	850,000	851,565
Total Corporate Bonds (Cost $12,034,929)		12,031,008

Asset-Backed Securities - 3.4%

CarMax Auto Owner Trust (CARMX)
2017-2 CL A1 — 1.1% 2018 (0.2 years)	1,358,122	1,358,148
Commercial Credit Group Receivables Trust (CCG)
2017-1 CL A1 — 1.35% 2018 (0.3 years)(b)	2,000,000	2,000,085
Total Asset-Backed Securities (Cost $3,358,122)		3,358,233

U.S. Treasury Notes - 82.7%

U.S. Treasury Notes
0.875% 7/15/17	18,500,000	18,500,074
0.625% 8/31/17	5,000,000	4,997,175
1.0% 9/15/17	5,000,000	4,999,365
1.875% 10/31/17	7,500,000	7,519,043
0.875% 11/30/17	7,500,000	7,492,477
0.75% 12/31/17	20,000,000	19,960,860
0.875% 1/31/18	10,000,000	9,983,060
1.0% 3/15/18	8,000,000	7,987,504
Total U.S. Treasury Notes (Cost $81,497,082)		81,439,558

Cash Equivalents - 1.4%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.88(a)	1,358,405	1,358,405
Total Cash Equivalents (Cost $1,358,405)		1,358,405
Total Investments in Securities (Cost $98,248,538)		98,187,204
Other Assets Less Other Liabilities — 0.3%		284,090
Net Assets - 100%		98,471,294
Net Asset Value Per Share		9.99

(a) Rate presented represents the annualized 7-day yield at June 30, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
June 30, 2017

Municipal Bonds - 100.1%
	% of Net	$ Principal
	Assets	Amount	$ Value
District of Columbia	1.0
Metropolitan Washington Airports Authority, Aviation System Revenue,
Refunding, Series 2017A, AMT, 5.0%, 10/01/27		500,000	609,705

Florida	1.7
Miami, Dade County, Aviation Revenue,
Series 2010A, 4.25%, 10/01/18		1,000,000	1,037,670

Illinois	0.5
Cook, Kane, Lake and McHenry Counties and State of Illinois,
General Obligation, Community College District No. 512,
Series 2009A, 5.0%, 12/01/23		100,000	105,226

Illinois Finance Authority, Revenue, Northwestern Memorial Hospital,
Series 2009A, 5.0%, 8/15/17		245,000	246,095
			351,321
Iowa	1.4
Cedar Rapids Community School District, Infrastructure Sales,
Services and Use Tax Revenue, Series 2011, 4.0%, 7/01/20,
Pre-Refunded 7/01/17 @ 100(c)		600,000	600,000

Iowa Finance Authority, Hospital Revenue, Bond Anticipation Notes,
Shenandoah Medical Center Project, Series 2015, 1.75%, 6/01/18		250,000	249,625
			849,625
Nebraska	94.8
Adams County, Hospital Authority #1, Revenue, Mary
Lanning Memorial Hospital Project, Radian Insured,
Escrowed to Maturity, 4.4%, 12/15/17		250,000	253,835

Blair, Water System Revenue, Series 2016, AMT,
2.2%, 12/15/22		175,000	170,079
2.45%, 12/15/23		125,000	120,714
2.65%, 12/15/24		100,000	95,231
2.85%, 12/15/25		100,000	95,779
3.0%, 12/15/26		100,000	95,387
3.1%, 12/15/27		100,000	95,008
3.2%, 12/15/28		100,000	94,651
3.35%, 12/15/29		100,000	94,334
3.5%, 12/15/30		100,000	94,043

Buffalo County, General Obligation, Kearney Public Schools
District 0007
Series 2012, 1.4%, 12/15/18		280,000	280,062
Series 2016
2.0%, 12/15/18		305,000	309,090
3.0%, 12/15/24		250,000	269,720

Cass County, General Obligation, Refunding, Weeping Water Public
School District 0022, Series 2017
2.05%, 12/15/25		375,000	371,265
2.2%, 12/15/26		250,000	247,472

Chadron, Sales Tax and General Obligation, Aquatic Center,
Series 2016, 1.6%, 7/15/22		400,000	396,744

Columbus, Combined Revenue, Refunding, Series 2016,
4.0%, 12/15/26		100,000	112,724
4.0%, 12/15/27		100,000	111,742

Cornhusker Public Power District, Electric System Revenue, Refunding,
Series 2014, 2.25%, 7/01/22		260,000	263,510
	$ Principal
	Amount	$ Value
Dawson Public Power District, Electric System Revenue,
Refunding,
Series 2013C, 3.0%, 12/01/22	200,000	203,768
Series 2016A
2.0%, 6/15/26	170,000	161,187
2.1%, 6/15/27	105,000	98,883
Series 2016B
2.5%, 6/15/28	135,000	132,204
3.0%, 6/15/29	245,000	246,801
3.0%, 6/15/30	355,000	356,228

Douglas County, Educational Facility Revenue, Refunding,
Creighton University Project, Series 2010A, 5.6%, 7/01/25	400,000	446,224

Douglas County, General Obligation,
Omaha Public School District 0001, Series 2015, 5.0%, 12/15/28	1,000,000	1,203,400
Refunding, Elkhorn Public School District 0010, Series 2016B
3.0%, 6/15/18	200,000	203,758
3.0%, 12/15/18	100,000	102,768
Westside Community School District 0066, Series 2015,
2.5%, 12/01/22	250,000	263,192

Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured, 5.125%, 9/01/17	55,000	55,053

Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008, 4.75%, 9/01/28	500,000	518,785
Madonna Rehabilitation Hospital Project, Series 2014,
5.0%, 5/15/26	500,000	569,195
Refunding, Children's Hospital Obligated Group, Series 2008B
5.25%, 8/15/20(c)	1,000,000	1,004,640
5.5%, 8/15/21(c)	815,000	819,108
5.5%, 8/15/21, Pre-Refunded 8/15/17 @ 100	615,000	618,026

Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
Series 2008, 5.5%, 11/01/18, Escrowed to Maturity(b)	215,000	223,535
Series 2015
4.0%, 11/01/18	250,000	258,165
4.0%, 11/01/19	110,000	115,317
5.0%, 11/01/20	100,000	110,094
5.0%, 11/01/21	100,000	112,485
5.0%, 11/01/22	250,000	286,572

Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21	370,000	390,557

Hamilton County, General Obligation, Hampton Public School
District 0091, Series 2016, 1.0%, 12/15/19	300,000	295,593

Hastings, Combined Utility Revenue, Refunding, Series 2012,
2.0%, 10/15/17	430,000	431,294

Kearney, General Obligation, Highway Allocation Fund,
Refunding, Series 2017, 1.0%, 6/15/18	175,000	174,898

Lancaster County, General Obligation, Norris School
District 0160, Series 2012, 2.75%, 12/15/28	500,000	500,340

Lincoln-Lancaster County, Public Building Commission,
Lease Revenue,
Refunding, Series 2015, 3.0%, 12/01/19	750,000	780,967
Series 2016, 3.0%, 12/01/25	500,000	537,690

	$ Principal
	Amount	$ Value
Lincoln, Airport Authority, Revenue, 2014 Series C
2.0%, 7/01/17	185,000	185,000
2.0%, 7/01/18	185,000	186,976
2.0%, 7/01/19	190,000	191,702
2.0%, 7/01/21	195,000	196,305

Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	654,701
2.5%, 4/01/21	925,000	947,607

Lincoln, Electric System Revenue, Refunding,
Series 2012
5.0%, 9/01/21	1,000,000	1,149,970
5.0%, 9/01/28	1,000,000	1,163,740
Series 2016, 3.0%, 9/01/28	500,000	521,750

Lincoln, General Obligation, Highway Allocation Fund,
Refunding, Series 2016
5.0%, 5/15/22	100,000	116,850
5.0%, 5/15/23	135,000	161,151

Lincoln, Parking Revenue, Refunding, Series 2011,
3.25%, 8/15/18	440,000	450,292

Lincoln, General Obligation, West Haymarket Joint Public Agency,
Series 2011, 5.0%, 12/15/26	300,000	346,098

Loup River Public Power District, Electric System Revenue,
Refunding, Series 2016
5.0%, 12/01/18	500,000	527,495
5.0%, 12/01/19	500,000	544,365

Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding
2009 Series A, BHAC Insured,
5.0%, 4/01/20, Pre-Refunded 4/01/19 @ 100	500,000	533,075
2012 Series A, 5.0%, 4/01/18	100,000	102,857
2016 Series A
5.0%, 4/01/21	250,000	281,962
5.0%, 4/01/27	350,000	423,038

Nebraska, Certificates of Participation,
Series 2015C
1.15%, 9/15/18	460,000	459,673
1.45%, 9/15/19	360,000	360,421
1.7%, 9/15/20	200,000	200,634
Series 2016A, 2.0%, 2/15/19	750,000	759,285
Series 2017A, 1.0%, 3/15/18	350,000	349,703
Series 2017B, 1.35%, 7/15/20	785,000	783,618

Nebraska Cooperative Republican Platte Enhancement Project, River Flow
Enhancement Revenue, Refunding, Series 2015, 3.0%, 12/15/17	440,000	443,828

Nebraska Investment Financial Authority, Revenue, Drinking Water
State Revolving Fund, Series 2010A, 4.0%, 7/01/25,
Pre-Refunded 7/01/17 @ 100	750,000	750,000

Nebraska Investment Financial Authority,
Homeownership Revenue, 2011 Series A, 2.4%, 9/01/17	275,000	275,324
Single Family Housing Revenue, 2016 Series C,
1.85%, 3/01/23	100,000	101,047
	$ Principal
	Amount	$ Value
Nebraska Public Power District, Revenue
2007 Series B, 5.0%
1/01/20	300,000	300,000
1/01/20, Pre-Refunded 7/01/17 @ 100	95,000	95,000
1/01/21	1,340,000	1,340,000
1/01/21, Pre-Refunded 7/01/17 @ 100	410,000	410,000
2008 Series B, 5.0%, 1/01/19, Pre-Refunded 1/01/18 @ 100	250,000	254,998
2012 Series A
4.0%, 1/01/21	500,000	545,510
5.0%, 1/01/21	500,000	562,490
2012 Series B, 3.0%, 1/01/24	1,000,000	1,053,310
2012 Series C, 5.0%
1/01/19, Pre-Refunded 1/01/18 @ 100	500,000	509,995
1/01/25, Pre-Refunded 1/01/18 @ 100	750,000	764,993
2015 Series A-2, 5.0%, 1/01/24	250,000	286,653
2016 Series C, 4.0%, 1/01/19(c)	880,000	917,382

Nebraska State Colleges, Facilities Corp., Deferred
Maintenance Revenue, Refunding, Series 2016, 4.0%, 7/15/28	750,000	828,263

Nebraska State Colleges, Student Fees and Facilities Revenue,
Refunding, Wayne State College Project, Series 2016B,
1.0%, 7/01/18	145,000	144,266
Wayne State College Project, Series 2016,
2.0%, 7/01/17	115,000	115,000
3.0%, 7/01/18	200,000	203,598
3.0%, 7/01/19	120,000	123,533

North Platte, Sewer System Revenue, Refunding, Series 2015,
3.0%, 6/15/24	250,000	256,600

Omaha-Douglas County, General Obligation, Public Building
Commission, Series 2014, 5.0%, 5/01/26	725,000	838,165

Omaha, General Obligation,
Refunding, Series 2008
5.0%, 6/01/20	255,000	264,213
5.0%, 6/01/20, Pre-Refunded 6/01/18 @ 100	95,000	98,397
5.25%, 10/15/19, Pre-Refunded 10/15/18 @ 100	250,000	263,390
Various Purpose and Refunding, Series 2016A
4.0%, 4/15/22	815,000	908,937
4.0%, 4/15/23	185,000	209,069

Omaha, Public Facilities Corp., Lease Revenue
Omaha Baseball Stadium Project
Refunding, Series 2016A, 4.0%. 6/01/28	1,335,000	1,489,406
Series 2009
4.125%, 6/01/25, Pre-Refunded 6/01/19 @ 100	250,000	264,150
5.0%, 6/01/23, Pre-Refunded 6/01/19 @ 100	770,000	826,233
Series 2010, 4.125%, 6/01/29	650,000	688,942

Omaha Public Power District
Electric System Revenue
2012 Series A, 5.0%, 2/01/24, Pre-Refunded 2/01/22 @ 100	2,000,000	2,321,460
2015 Series B, 5.0%, 2/01/18	1,500,000	1,535,010
Separate Electric System Revenue
2015 Series A, 5.0%, 2/01/19	500,000	529,045

Omaha, Sanitary Sewerage System Revenue,
Refunding, Series 2016
5.0%, 4/01/26	250,000	308,483
4.0%, 4/01/31	350,000	382,337
Series 2014
5.0%, 11/15/17	500,000	507,295
5.0%, 11/15/22	200,000	235,794

Omaha, Special Tax Revenue, Refunding Redevelopment,
Performing Arts Project, Series 2012, 3.0%, 10/15/17	765,000	769,414

	$ Principal
	Amount	$ Value
Papillion, General Obligation, Tax Supported Recreational Facilities,
Series 2017, 3.0%, 9/15/24	420,000	441,092

Papillion-La Vista, General Obligation, Sarpy County
School District #27,
Refunding, Series 2017A
2.05%, 12/01/24	150,000	152,187
2.2%, 12/01/25	150,000	152,040
2.3%, 12/01/26	275,000	278,482
Series 2009, 5.0%, 12/01/28, Pre-Refunded 12/01/18 @ 100	500,000	527,570

Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement,
Refunding, Series 2017, 5.0%, 12/15/26	185,000	211,731
Series 2013
3.0%, 12/15/17	385,000	388,538
3.0%, 12/15/18, Pre-Refunded 2/08/18 @ 100	500,000	506,060
Series 2013B, 5.0%, 12/15/19, Pre-Refunded 7/26/18 @ 100	400,000	416,884
Series 2015
2.0%, 12/15/20	100,000	101,665
2.25%, 12/15/21	100,000	102,092
4.0%, 12/15/24	100,000	107,557
4.0%, 12/15/25	100,000	107,377

Perennial Public Power District, Electric System Revenue,
Refunding, Series 2016A, 0.95%, 1/01/18	125,000	124,805

Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, 2015 Series A, 5.0%, 1/01/18	250,000	254,690

Sarpy County, General Obligation, Bellevue Public School
District 0001, Series 2017, 5.0%, 12/15/27	250,000	310,413

Sarpy County, Certificates of Participation,
Series 2016, 1.75%, 6/15/26	500,000	469,895

Sarpy County, Recovery Zone Facility Certificates of
Participation, Series 2010
2.35%, 12/15/18	155,000	157,830
2.6%, 12/15/19	135,000	138,613

South Sioux City, Combined Electric, Water and Sewer Revenue,
Refunding, Series 2014A
1.9%, 6/01/20	280,000	280,624
2.25%, 6/01/21	250,000	251,730

University of Nebraska, Facilities Corp.,
Lease Rental Revenue, NCTA Education Center/Student Housing
Project, Series 2011, 3.75% 6/15/19	285,000	299,187
Revenue, Refunding, Health Center and College of Nursing
Projects, Series 2016, 5.0%, 7/15/29	380,000	460,085
Revenue, UNMC Global Center Project, Series 2017,
5.0%, 12/15/18	1,000,000	1,056,660

University of Nebraska, University Revenue,
Kearney Student Housing Project, Series 2017
3.0%, 7/01/25	100,000	107,347
2.5%, 7/01/26	210,000	215,456
3.0%, 7/01/27	100,000	105,755
Lincoln Student Fees and Facilities, Series 2015A
2.0%, 7/01/18	400,000	404,032
2.0%, 7/01/19	600,000	610,458
Omaha Health & Recreation Project
4.05%, 5/15/19, Pre-Refunded 5/15/18 @ 100	390,000	400,308
5.0%, 5/15/33, Pre-Refunded 5/15/18 @ 100	700,000	724,171
		58,977,249
		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Texas	0.7
Austin, Airport System Revenue, Series 2017B, AMT,
5.0%, 11/15/26		250,000	300,470

Harris County, Tax and Subordinate Lien Revenue,
Refunding, Series 2009C, 5.0%, 8/15/23		110,000	118,840
			419,310
Total Municipal Bonds (Cost $61,708,750)			62,244,880

Cash Equivalents - 3.0%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.88%(a)		1,855,772	1,855,772
Total Cash Equivalents (Cost $1,855,772)			1,855,772
Total Investments in Securities (Cost $63,564,522)			64,100,652
Other Liabilities in Excess of Other Assets - (3.1%)			(1,894,554)
Net Assets - 100%			62,206,098
Net Asset Value Per Share			9.94

(a) Rate presented represents the annualized 7-day yield at June 30, 2017.
(b) Annual sinking fund.
(c) Security designated to cover an unsettled bond purchase.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

Notes to Schedules of Investments (Unaudited):
(1)	Valuation of Investments
Investments are carried at value determined using the following valuation methods:
•
Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•
Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•	Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices, if available.
•
The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities that are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•	The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.
•	Money market funds are valued at the quoted net asset value.
•
The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.
(2)	Significant Accounting Policies Relating to Options and Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
The Funds, except for the Ultra Short Government Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.
(3)	Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date).
At June 30, 2017, the cost of investments for Federal income tax purposes is summarized as follows (in U.S. dollars):
	Value	Partners Value	Partners III Opportunity	Hickory	Balanced	Core Plus Income	Short Duration Income	Ultra Short Government	Nebraska Tax-Free Income
Tax Cost	553,872,670	500,633,813	429,925,114	188,524,670	101,792,616	43,932,449	1,185,486,447	98,248,538	63,564,522
At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, are summarized as follows (in U.S. dollars):
	Value	Partners Value	Partners III Opportunity	Hickory	Balanced	Core Plus Income	Short Duration Income	Ultra Short Government	Nebraska Tax-Free Income
Appreciation	267,513,007	228,383,234	262,752,466	97,245,988	17,923,645	363,383	19,383,773	940	810,553
Depreciation	(1,625,038)	(4,291,664)	(7,413,671)	(8,037,538)	(259,391)	(86,416)	(2,645,642)	(62,274)	(274,423)
Net	265,887,969	224,091,570	255,338,795	89,208,450	17,664,254	276,967	16,738,131	(61,334)	536,130
(4)	Illiquid and Restricted Securities
The Funds own certain securities that have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at June 30, 2017, include the following:
	Acquisition Date	Partners III Opportunity	Hickory
Intelligent Systems Corp.	12/03/91	$ 2,899,379	$ -
LICT Corp.	9/09/96	-	2,228,509
Total cost of illiquid and/or restricted securities		$ 2,899,379	$ 2,228,509
Value at 6/30/17		$ 8,115,250	$ 10,075,125
Percent of net assets at 6/30/17		1.2%	3.6%

(5)	Option Transactions
Derivative positions open at June 30, 2017, are summarized as follows:
Gross Notional
		Fair Value at June 30, 2017		Amt Outstanding
Fund	Type of Derivative	Asset Derivatives	Liability Derivatives	June 30, 2017
Short Duration Income	Equity call options written	$ -	$ -	$ -
(6)	Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:
Partners III Opportunity
Name of Issuer	Number of Shares Held March 31, 2017	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2017	Value June 30, 2017	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$ 8,115,250	$ -	$ -

* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.
(7)	Concentration of Credit Risk
Approximately 95% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.

(8)	Fair Value Measurements
Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical securities;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities);
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
•
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used, in U.S. dollars, as of June 30, 2017, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.
Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	681,168,475	-	-	681,168,475
Cash equivalents	138,592,164	-	-	138,592,164
Total investments in securities	819,760,639	-	-	819,760,639

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	570,708,138	-	-	570,708,138
Cash equivalents	154,017,245	-	-	154,017,245
Total investments in securities	724,725,383	-	-	724,725,383

Partners III Opportunity
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks
Information Technology	117,972,710	8,115,250	-	126,087,960
Other	470,762,450	-	-	470,762,450
Cash equivalents	88,413,499	-	-	88,413,499
Total investments in securities	677,148,659	8,115,250	-	685,263,909
Liabilities:
Securities sold short	(217,904,000)	-	-	(217,904,000)

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks
Telecommunication Services	-	10,075,125	-	10,075,125
Other	193,610,698	-	-	193,610,698
Cash equivalents	74,047,297	-	-	74,047,297
Total investments in securities	267,657,995	10,075,125	-	277,733,120

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	55,408,117	-	-	55,408,117
Corporate bonds	-	22,976,410	-	22,976,410
Corporate convertible bonds	-	1,051,250	-	1,051,250
Mortgage-backed securities	-	2,202,790	-	2,202,790
U.S. treasury notes	-	25,913,409	-	25,913,409
Cash equivalents	11,904,894	-	-	11,904,894
Total investments in securities	67,313,011	52,143,859	-	119,456,870

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	-	10,256,058	-	10,256,058
Corporate convertible bonds	-	641,000	-	641,000
Asset-backed securities	-	8,608,914	-	8,608,914
Commercial mortgage-backed securities	-	986,762	-	986,762
Mortgage-backed securities	-	471,638	-	471,638
Taxable municipal bonds	-	422,096	-	422,096
U.S. treasury	-	17,276,096	-	17,276,096
Common stocks	251,644	-	-	251,644
Cash equivalents	5,295,208	-	-	5,295,208
Total investments in securities	5,546,852	38,662,564	-	44,209,416

Short Duration Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	-	522,100,117	-	522,100,117
Corporate convertible bonds	-	48,527,187	-	48,527,187
Asset-backed securities	-	94,349,805	-	94,349,805
Commercial mortgage-backed securities	-	7,652,349	-	7,652,349
Mortgage-backed securities	-	197,483,437	-	197,483,437
Taxable municipal bonds	-	4,696,577	-	4,696,577
U.S. treasury	-	306,063,814	-	306,063,814
Common stocks	9,286,800	-	-	9,286,800
Cash equivalents	12,064,492	-	-	12,064,492
Total investments in securities	21,351,292	1,180,873,286	-	1,202,224,578

Ultra Short Government
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	-	12,031,008	-	12,031,008
Asset-backed securities	-	3,358,233	-	3,358,233
U.S. treasury notes	-	81,439,558	-	81,439,558
Cash equivalents	1,358,405	-	-	1,358,405
Total investments in securities	1,358,405	96,828,799	-	98,187,204

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Municipal bonds	-	62,244,880	-	62,244,880
Cash equivalents	1,855,772	-	-	1,855,772
Total investments in securities	1,855,772	62,244,880	-	64,100,652

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the three months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3.
During the three months ended June 30, 2017, there were no assets in which significant unobservable inputs (Level 3) were used.
For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
Wallace R. Weitz
President (Principal Executive Officer)

Date:      August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:       /s/ Kenneth R. Stoll
Kenneth R. Stoll
Principal Financial Officer

Date:    August 22, 2017